Non-Current Assets and Disposal Groups Held for Sale	12 Months Ended
Dec. 31, 2017
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]

Non-Current Assets and Disposal Groups Held for Sale

Within the balance sheet, non-current assets and disposal groups held for sale are included in other assets and other liabilities.

in € m.	Dec 31, 2017	Dec 31, 2016
Cash, due and deposits with banks, Central bank funds sold and securities purchased under resale agreements	0	243
Trading assets, Derivatives, Financial assets designated at fair value through P&L	0	30
Financial assets available for sale	4	29
Loans	0	46
Property and equipment	15	174
Other assets	26	42
Total assets classified as held for sale	45	563

Deposits, Central bank funds purchased and securities sold under resale agreements	0	570
Trading liabilities, Derivatives, Financial liabilities designated at fair value through P&L	0	29
Long-term debt	0	0
Other liabilities	16	102
Total liabilities classified as held for sale	16	701

As of December 31, 2017 and December 31, 2016, no unrealized gains (losses) relating to non-current assets classified as held for sale were recognized directly in accumulated other comprehensive income (loss) (net of tax).

Sale of Argentine subsidiary Deutsche Bank S.A.

On June 5, 2017, the Group announced the completion of the sale of its Argentine subsidiary Deutsche Bank S.A. to Banco Comafi S.A. With outstanding substantial regulatory approvals received in May 2017, the entity had been classified as a disposal group held for sale prior to its disposal in June 2017. The disposal resulted in a pre-tax loss on sale of € 190 million, including the realization of a currency translation adjustment, which was recorded in the second quarter 2017 and mainly included in C&A.

Disposals in 2017

Division	Disposal	Financial impact[1]	Date of the disposal
Deutsche Asset Management

In the fourth quarter 2016, the Group had classified its fund administration and custody business of Sal. Oppenheim Luxembourg as a disposal group held for sale. The transaction was subject to customary closing conditions and regulatory approvals and was completed on December 1, 2017.

		Up until its disposal, the revaluation of the unit resulted in an additional impairment loss of € 5 million recorded in Other income of 2017.	Fourth quarter 2017

[1]Impairment losses and reversals of impairment losses are included in Other income.

Non-Current Assets and Disposal Groups Held for Sale as of December 31, 2016

Division	Non-current assets and disposal groups held for sale	Financial impact[1]	Additional information
Deutsche Asset Management

On December 22, 2016, Deutsche Bank announced that it had reached an agreement to sell its fund administration and custody business of Sal. Oppenheim Luxembourg to private bank Hauck & Aufhäuser. Accordingly, the balance sheet of the related business was classified as a disposal group held for sale. The completion of the transaction, which comprises the sale of two Luxembourg entities and its staff, is subject to customary closing conditions and regulatory approvals and is expected to close within twelve months.

		The revaluation of the disposal group resulted in an impairment loss of € 34 million recorded in Other income of the fourth quarter 2016.	Disposed of in fourth quarter 2017

[1]Impairment losses and reversals of impairment losses are included in Other income.

Disposals in 2016

Division	Disposal	Financial impact[1]	Date of the disposal
Non-Core Operations Unit

On April 15, 2016, the Group announced that it had reached an agreement with Macquarie Infrastructure Partners III (“MIP III”), a fund managed by Macquarie Infrastructure and Real Assets (“MIRA”), to sell Maher Terminals USA, LLC (“Maher Terminals”), a multi-user container terminal in Port Elizabeth, New Jersey. Under the transaction, MIP III agreed to acquire 100 % of Maher Terminals, subject to regulatory approvals. Following on from further progress made in the third quarter 2016, as of September 30, 2016, Maher Terminals had been classified as a disposal group held for sale. The reclassification did not result in an impairment loss. Prior to its reclassification, Maher Terminals had been accounted for as a consolidated legacy investment held within the NCOU. The sale was successfully completed on November 16, 2016.

		None	Fourth quarter 2016
Deutsche Asset Management

On September 28, 2016, Deutsche Bank announced that it had reached an agreement with Phoenix Life Holdings Limited (“Phoenix Life”), a subsidiary of Phoenix Group Holdings (“Phoenix Group”), to sell its Abbey Life business (Abbey Life Assurance Company Limited, Abbey Life Trustee Services Limited and Abbey Life Trust Securities Limited) which were held within Deutsche AM. Under the terms of the transaction, Phoenix Life agreed to acquire 100 % of the Abbey Life business for a purchase price, net of certain adjustments, of GBP 933 million (€ 1,087 million, based on year-end exchange rate) and an indemnity protection for up to GBP 175 million covering for a period of up to 8 years for potential outcomes in relation to an impending review by the Financial Conduct Authority (FCA).

The transaction was subject to regulatory approvals including that of the Prudential Regulatory Authority (PRA), as well as to a vote of the shareholders of Phoenix Group and the completion of a rights issue by Phoenix Group to fund the transaction. With Phoenix Group shareholders voting to approve the transaction on October 24, 2016 and the rights issue completed on November 8, 2016, Phoenix Group announced on December 13, 2016 that the PRA had given its consent to the acquisition of Abbey Life. Closing of the transaction has occurred on December 30, 2016. Accordingly, the Abbey Life entities were deconsolidated from the Group’s balance sheet at year-end 2016.

With all requirements fulfilled and prior to the closing date of the transaction, the Abbey Life entities became subject to the held-for-sale accounting rules. Therefore and immediately before its initial classification as held-for-sale, the disposal group, which also contained intangible assets of € 1,015 million (comprised of goodwill of € 500 million allocated from the disposing cash-generating unit Deutsche AM as well as the VOBA of € 515 million (value of business acquired), was initially measured and recognized in accordance with applicable accounting rules. A comparison of the fair value less costs to sell and net assets of the disposal group resulted in an initial impairment of € 1,015 million recorded in Deutsche AM’s segment P&L of the fourth quarter 2016 as an impairment of goodwill and other intangible assets.

Upon closing of the sale, cumulative losses of € 500 million stemming from the termination of the Abbey Life business’ cash flow hedge program, which were previously a component of other comprehensive income, were released to profit or loss. This was offset by other income items leading to € 515 million of net positive revenues as a result of the sale. Together with the € 1,015 million intangibles impairment already recognized, in the fourth quarter 2016, the Group recorded an overall pre-tax loss on the transaction of € 1,015 million.

Fourth quarter 2016
Private & Commercial Bank

On December 28, 2015, Deutsche Bank agreed to sell its entire 19.99 % stake in Hua Xia Bank Company Limited (“Hua Xia”) to PICC Property and Casualty Company Limited (“PICC Property & Casualty”). Accordingly and as of year-end 2015, the equity method investment in Hua Xia of € 3.3 billion was reclassified to the held-for-sale category. The completion of the transaction was subject to customary closing conditions and regulatory approvals, including that of the China Banking Regulatory Commission, which granted its approval for PICC Property and Casualty in the fourth quarter 2016 to acquire Deutsche Bank’s stake in Hua Xia.

Due to revaluation of the held-for-sale investment and up until its disposal in the fourth quarter 2016, the Group recorded revaluation losses of € 122 million during 2016 on the non-current asset, marking it down to € 3.1 billion. The revaluation losses recorded in other income were largely a result of the decline in the share price of Hua Xia and an adverse exchange rate development. Due to the agreed consideration for the Hua Xia stake, other transaction-related effects partly compensated the decline in the share price. In addition, accumulated other comprehensive income of € 662 million related to the investment was reclassified to the income statement. The overall transaction related net gain in 2016 amounted to € 624 million.

Fourth quarter 2016
Private & Commercial Bank	Deutsche Bank completed the previously announced definitive agreement to sell its U.S. Private Client Services (PCS) business to Raymond James Financial, Inc. as of September 6, 2016.	None	Third quarter 2016
Deutsche Asset Management

In August 2015, Deutsche Bank had announced that it had entered into an agreement to sell its Indian asset management business to Pramerica Asset Managers Pvt. Ltd. In March 2016, all regulatory approvals have been obtained and the sale was completed.

		None	First quarter 2016

[1]Impairment losses and reversals of impairment losses are included in Other income.